Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

On January 31, 2019, the Company entered into an Asset Purchase Agreement with The Dating Company, LLC, pursuant to which the Company sold substantially all of the assets related to its online dating services business under the domain names FirstMet, 50more, and The Grade (collectively, the “Dating Services Business”) for a cash purchase price of $1.6 million. The closing of the asset sale was effective as of January 31, 2019.

In the first quarter of 2019, management determined that the disposal of the Dating Services Business met the criteria for presentation as discontinued operations. Accordingly, the results of the Dating Services Business are presented as discontinued operations in the Company’s consolidated statements of operations through January 31, 2019, the date of sale, and are excluded from continuing operations for all periods presented. In addition, the assets and liabilities of the Dating Services Business are classified as held for sale in the Company’s consolidated balance sheets for all periods presented.

The following tables summarize the major line items included in loss from discontinued operations for the Dating Services Business for the periods presented:

	Year Ended December 31,
	2020	2019
Revenues	$—	$440,225
Costs of revenue	—	(115,338)
Sales and marketing expense	—	(270,200)
Product development expense	—	(76,845)
General and administrative expense	—	(82,722)
Loss from discontinued operations	$—	$(104,880)

There were no major line items included in loss from discontinued operations for the Dating Services Business for the year ended December 31, 2020.